Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements

(6)	Fair Value Measurements
The Fair Value Measurement Topic of the Codification establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a) Quoted prices for similar assets or liabilities in active markets.
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c) Inputs other than quoted prices that are observable.
(d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each financial asset and liability was classified into Level 1, 2, or 3.
The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$77,660	77,660	—	—
States and political subdivisions	11,005	—	11,005	—
Foreign government	2,933	—	2,933	—
Corporate securities	640,875	—	640,875	—
Mortgage-backed securities	258,750	—	258,750	—
Derivative assets	51,362	—	51,362	—
Equity securities, trading	8,826	8,826	—	—
Separate account assets	2,300,462	2,300,462	—	—
Total assets	$3,351,873	2,386,948	964,925	—
Liabilities
Derivative liabilities	$(21,105)	—	(21,105)	—
Reserves at fair value (1)	(624,157)	—	—	(624,157)
Total liabilities	$(645,262)	—	(21,105)	(624,157)

	2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$49,217	49,217	—	—
States and political subdivisions	10,644	—	10,644	—
Corporate securities	509,279	—	508,237	1,042
Mortgage-backed securities	182,391	—	182,391	—
Derivative assets	32,993	—	32,993	—
Equity securities, trading	7,539	7,539	—	—
Separate account assets	2,255,576	2,255,576	—	—
Total assets	$3,047,639	2,312,332	734,265	1,042
Liabilities
Derivative liabilities	$(15,416)	—	(15,416)	—
Reserves at fair value (1)	(399,260)	—	—	(399,260)
Total liabilities	$(414,676)	—	(15,416)	(399,260)

(1) Reserves at fair value are reported in Account balances and future policy benefit reserves on the Balance Sheets.
The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities
The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.
Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.
At December 31, 2017 and 2016, private placement securities of $0 and $1,042, respectively, were included in Level 3. Internal pricing models based on market proxy spread and U.S. Treasury rates are used to value these holdings.

(b)	Valuation of Derivatives
Active markets for OTC options do not exist. The fair value of OTC options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The valuation results are reviewed by Management via the Pricing Committee. OTC options that are internally priced and IRS are included in Level 2, because they use market observable inputs. TRS are included in Level 3 because they use valuation techniques in which significant inputs are unobservable.
Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. Using market observable inputs, IRS prices are derived from a third-party source and are independently recalculated internally and reviewed for reasonableness at the position level on a monthly basis. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis.

(c)	Valuation of Separate Account Assets
Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate account are primarily invested in variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on net asset values that are quoted as prices (unadjusted) in an active, observable market. Additionally, the separate account holds certain money market funds which are also included in Level 1 because their fair value is based on quoted prices (unadjusted) in an active, observable market.

(d)	Valuation of Reserves at Fair Value
Reserves at fair value principally include the equity-indexed features contained in fixed-indexed annuity and life products, certain variable annuity riders and variable-indexed annuity products. Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. The fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.
The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs.
The fair value of the embedded derivative contained in the fixed-indexed universal life insurance products is the amount of the current year’s option value in excess of a fixed crediting valuation over the remainder of the policy year. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs.
The Company issues certain variable annuity products with GMWB and GMAB riders. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable market interest rates. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs.
The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, premium persistency, and future equity index caps or participation rates. The establishment of the risk margin requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of embedded derivatives that could materially affect net income.
The Company elected the fair value option for insurance contracts related to the variable-indexed annuity product. The fair value is calculated internally using the present value of future expected cash flows, floored at the current contract value. Future expected cash flows are generated using contractual features, actuarial assumptions, and market emergence over a complete set of market consistent scenarios. Cash flows are then averaged over the scenario set and discounted back to the valuation date using the appropriate discount factors adjusted for nonperformance risk on the noncollateralized portions of the contract.

(e)	Level 3 Rollforward
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	2017
	Fixed-maturity securities, Corporate securities	Derivative assets	Derivative liabilities	Reserves at fair value (1)
Balance, beginning of year	$1,042	—	—	(399,260)
Total realized/unrealized gains (losses) included in:
Net income (loss)	17	1,036	(1,063)	(22,738)
Other comprehensive income (loss)	(42)	—	—	—
Purchases and issuances	—	—	—	(222,727)
Sales and settlements	(1,017)	(1,036)	1,063	20,568
Balance, end of year	$—	—	—	(624,157)

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	—	(22,738)

	2016
	Fixed-maturity securities, Corporate securities	Derivative assets	Derivative liabilities	Reserves at fair value (1)
Balance, beginning of year	$1,047	—	—	(265,884)
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	7,774	(7,189)	(8,708)
Other comprehensive income (loss)	(5)			—
Purchases and issuances	—			(140,054)
Sales and settlements	—	(7,774)	7,189	15,386
Balance, end of year	$1,042	—	—	(399,260)

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	—	(8,708)

(1) The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.

(f)	Transfers
The Company reviews its fair value hierarchy classifications annually. Transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into and/or out of Levels 1, 2, and 3 are reported as of the end of the period in which the change occurs.
There were no transfers of securities into or out of Level 3 for the years ended December 31, 2017 and 2016. In addition, there were no transfers of securities between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

(g)	Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs
The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	2017
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Reserves at Fair Value:
MVLO	$(16,707)	Discounted cash flow	Annuitizations	0 - 25%
			Surrenders	0 - 25%
			Mortality *	0 - 100%
			Withdrawal Benefit Election	0 - 50%
GMWB and GMAB	(138,463)	Discounted cash flow	Surrenders	0.5% - 35%
			Mortality *	0% - 100%
Variable-indexed annuity	(468,987)	Contract value	N/A **	N/A**

	2016
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,042	Discounted cash flow	Option adjusted spread ***	72 (72)
Reserves at Fair Value:
MVLO	(15,896)	Discounted cash flow	Annuitizations	0 – 25%
			Surrenders	0 – 25%
			Mortality *	0 – 100%
			Withdrawal Benefit Election	0 – 50%
GMWB and GMAB	(161,225)	Discounted cash flow	Surrenders	0.5 – 35%
			Mortality *	0 – 100%
Variable-indexed annuity	(222,139)	Contract value	N/A **	N/A **

* Mortality assumptions are derived from the Annuity 2000 Mortality Table. See note 12 for further discussion.
** Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is floored at contract value.
*** No range is applicable due to only one security within classification.

(h)	Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Fixed-maturity securities: The primary unobservable input used in the discounted cash flow model is a corporate index option adjusted spread (OAS). The corporate index OAS used is based on a security's sector, rating, and average life. A significant increase (decrease) of the corporate index OAS in isolation could result in a decrease (increase) in fair value.
Reserves at fair value: A significant increase (decrease) in the utilization of annuitization benefits could result in a higher (lower) fair value. A significant decrease (increase) in mortality rates, surrender rates, or utilization of lifetime income benefits could result in a higher (lower) fair value.

(i)	Nonrecurring Fair Value Measurements
Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. There were no nonrecurring fair value adjustments recorded in 2017, 2016, or 2015.

(j)	Fair Value of Financial Instruments Carried at Other Than Fair Value
The following table presents the carrying amount and fair value of certain financial instruments that are not reported at fair value at December 31:

	2017
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Policy loans	$400	—	400	—	400
Short-term securities	32,454	32,454	—	—	32,454
Cash equivalents	37,204	37,204	—	—	37,204
Financial liabilities
Investment contracts	(423,710)	—	—	(423,874)	(423,874)
Separate account liabilities	(2,300,462)	(2,300,462)	—	—	(2,300,462)

	2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Policy loans	$338	—	338	—	338
Cash equivalents	56,714	56,714	—	—	56,714
Financial liabilities
Investment contracts	(448,009)	—	—	(448,876)	(448,876)
Separate account liabilities (1)	(2,255,576)	(2,255,576)	—	—	(2,255,576)

(1) The previously issued 2016 Financial Statements improperly disclosed Separate account liabilities as a financial instrument measured at fair value on a recurring basis. Separate account liabilities has been corrected in the above table to conform with current year presentation as it is carried at other than fair value.

Policy loans are supported by the underlying cash value of the policies and are carried at unpaid principal balances plus accrued investment income. As policy loans function like demand deposits, the current carrying value is the only market price at which the transaction could be settled. Due to the lack of an active market and uncertainty on receiving contractual cash flows, the Company believes the carrying value approximates fair value.
The carrying value of the Company's short-term securities is considered a reasonable estimate of fair value due to their short-term maturities.
Cash equivalents include short-term, highly liquid debt instruments purchased with an original maturity of three months or less, short-term government money market funds, and overnight commercial paper. Due to the short-term nature of these investments, carrying value is deemed to approximate fair value. The fair value of the cash equivalents is based on quoted market prices.
Investment contracts include certain reserves related to annuity and life products. These reserves are included in Account balances and future policy benefit reserves on the Balance Sheets. The fair values of the investment contracts are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs.
Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees. As such, the carrying value is deemed to approximate fair value.